Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan. 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan. 31, 2042
Long-term debt, including amounts due within one year	$ 43,981		$ 46,045
Less amounts due within one year	(5,587)		(1,975)
Long-term debt	38,394		44,070
Collateralized long-term debt	627		319
Aggregate carrying amount of debt collateralized by property	599		866
Denominated U.S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	32,976		33,628
Denominated U S Dollar Variable [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2014
Average Rate, Variable	5.50%	[1]	5.20%	[1]
Long-term debt, including amounts due within one year	500		500
Denominated U S Dollar Fixed [Domain]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan. 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan. 31, 2042
Average Rate, Fixed	4.60%	[1]	4.60%	[1]
Long-term debt, including amounts due within one year	32,476		33,128
Denominated Euro Variable [Member] [Domain]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	0		0
Denominated Euro [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	1,358		1,308
Denominated Euro Fixed [Member] [Domain]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan. 31, 2030
Average Rate, Fixed	4.90%	[1]	4.90%	[1]
Long-term debt, including amounts due within one year	1,358		1,308
Denominated Sterling Variable [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	0		0
Denominated Sterling [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	5,550		6,301
Denominated Sterling Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan. 31, 2031
Maturity Dates By Fiscal Year, End Range	Jan. 31, 2039
Average Rate, Fixed	5.30%	[1]	5.30%	[1]
Long-term debt, including amounts due within one year	5,550		6,301
Denominated Yen Variable [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan. 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan. 31, 2016
Average Rate, Variable	0.70%	[1]	0.80%	[1]
Long-term debt, including amounts due within one year	1,056		1,271
Denominated Yen Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	Jan. 31, 2014
Maturity Dates By Fiscal Year, End Range	Jan. 31, 2021
Average Rate, Fixed	1.40%	[1]	1.40%	[1]
Long-term debt, including amounts due within one year	1,942		2,335
Denominated Yen [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	2,998		3,606
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	42,882		44,843
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	$ 1,099	[2]	$ 1,202	[2]

[1]	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.
[2]	A portion of other debt at January 31, 2013 and 2012, includes secured debt in the amount of $627 million and $319 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $599 million and $866 million, respectively.